Schedule of Other Assets (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Other Assets
Accounts receivable and other items	$ 10,769	$ 9,144
Accrued interest	3,765	2,196
Current income tax receivable	6,031	1,862
Defined benefit asset	1,406	637
Insurance-related assets, excluding investments	2,008	2,040
Prepaid expenses	1,323	1,300
Total	$ 25,302	$ 17,179